Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net

6. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
New home transaction services	7,838,045	13,546,605
Existing home transaction services	604,191	699,673
Emerging and other services	111,945	59,499
Accounts receivable	8,554,181	14,305,777
Allowance for credit losses	(460,962)	(1,122,218)
Accounts receivable, net	8,093,219	13,183,559

The movements in the allowance for credit losses were as follows:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(136,910)	(207,245)	(460,962)
Additions	(83,088)	(328,868)	(745,043)
Write‑offs	12,753	75,151	83,787
Balance at the end of the year	(207,245)	(460,962)	(1,122,218)